Prepaid charter revenue, textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Time charter aquired, additions	$ 8,500		$ 42,000
Time charter aquired, accumulated amortization	21,914		12,204
Time charter aquired, net	28,586		29,796
Amortization of prepaid charter revenue	$ 9,710	$ 4,926